Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,762,600
Previously Paid Amount	0.00
Total Fee Amount	933.92
Total Offset Amount	0.00
Net Fee	933.92
Narrative - Max Aggregate Offering Price	$ 6,762,600
Final Prospectus	true